25. Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details
Value paid up	R$ 9,913,415	R$ 9,913,415
(-) Funding costs	(47,117)	(47,117)
Net value paid up	R$ 9,866,298	R$ 9,866,298
Number of common shares	2,421,032,479	2,421,032,479